Statements of Cash Flows - Changes in Assets and Liabilities from Operating Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Adjustments to reconcile profit (loss) [abstract]
Accounts receivable — trade	₩ (60,546)	₩ (95,374)	₩ (33,410)
Accounts receivable — other	54,988	(152,038)	(50,003)
Advanced payments	(25,377)	(43,212)	(945)
Prepaid expenses	11,989	77,404	112,270
Inventories	39,633	(70,601)	(7,219)
Long-term accounts receivable — other	(74,729)	83,658	26,027
Contract assets	(13,400)	(11,582)	1,528
Guarantee deposits	6,245	8,125	26,122
Accounts payable — trade	(101,465)	12,312	3,023
Accounts payable — other	369,693	(109,476)	311,737
Withholdings	4,964	(55,925)	33,348
Contract liabilities	18,910	(2,158)	35,426
Deposits received	99	(3,737)	(1,028)
Accrued expenses	116,039	7,505	61,848
Provisions	(20)	(19,324)	(30,773)
Long-term provisions	(13,792)	(260)	(548)
Plan assets	(132,131)	(51,697)	(145,214)
Retirement benefit payment	(79,117)	(114,897)	(76,987)
Others	(3,877)	(27,418)	37,256
Changes in assets and liabilities from operating activities	₩ 118,106	₩ (568,695)	₩ 302,458